Warrants - Schedule of Warrant Outstanding (Details) - shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Warrants Outstanding [Line Items]
Total warrants	29,187,720	10,387,720
Public Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Total warrants	9,000,000	9,000,000
Private Placement Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Total warrants	479,000	479,000
Representative Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Total warrants	450,000	450,000
Arena Ordinary Share Warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Total warrants	458,720	458,720
PIPE Financing warrants [Member]
Schedule of Warrants Outstanding [Line Items]
Total warrants	18,800,000